Employee Benefits - Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (43,988)	$ (37,036)
Fair value of plan assets	34,612	32,016	$ 27,297
Funded status	(9,376)	(5,020)
Non-current other liabilities (note 8)	(9,376)	(5,020)
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(8,620)	(7,047)
Fair value of plan assets	7,601	6,014	$ 4,707
Funded status	(1,019)	(1,033)
Non-current other liabilities (note 8)	$ (1,019)	$ (1,033)